Common Stock, Warrants and Options (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Common Stock Warrants And Options
Weighted Average exercise price	$ 0.05	$ 0.05
Number Outstanding	5,050,000	5,050,000
Weighted average remaining contractual life (years)	10 months 2 days	2 years 7 months 2 days
Number Exercisable	5,050,000	5,050,000
Average instrinsic value